Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 160,925	$ 465,435	$ 1,483,109
Business consulting service [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues		112,250	321,716
IT customization [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	129,861	337,438	1,155,229
IT consulting [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	114,367	52,308	571,592
Management software [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	15,494	285,130	583,637
Web 3.0 and blockchain-enabled platform services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	31,064	15,747	6,164
Point in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	99,508	180,305	899,472
Over time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 61,417	$ 285,130	$ 583,637